United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
December 31, 2001.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1200 Eighteenth Street, NW
			Suite 300
			Washington, DC   20036

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/17/02



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105     1885    58710 SH       SOLE                    58710
Abbott Labs                    COM              002824100     1206    21641 SH       SOLE                    21641
Ambac Financial                COM              023139108      576     9955 SH       SOLE                     9955
American Home Products         COM              026609107      742    12100 SH       SOLE                    12100
BB&T                           COM              054937107      328     9083 SH       SOLE                     9083
Bank of America                COM              060505104     4647    73822 SH       SOLE                    73822
BellSouth                      COM              079860102      530    13901 SH       SOLE                    13901
Bisys                          COM              055472104    10808   168900 SH       SOLE                   168900
Bristol-Myers Squibb           COM              110122108      345     6756 SH       SOLE                     6756
ChevronTexaco                  COM                             287     3204 SH       SOLE                     3204
Cintas                         COM              172908105     2487    51809 SH       SOLE                    51809
Cisco Systems                  COM              17275R102    15860   875785 SH       SOLE                   875785
Citigroup                      COM              172967101     2622    51950 SH       SOLE                    51950
Comcast 'A'                    COM              200300200     3743   103975 SH       SOLE                   103975
Comerica                       COM              200340107      408     7112 SH       SOLE                     7112
Concord EFS                    COM              206197105      337    10275 SH       SOLE                    10275
Deere & Company                COM              244199105      827    18939 SH       SOLE                    18939
EMC                            COM              268648102     2938   218630 SH       SOLE                   218630
Elan Pharmaceuticals           COM              284131208     8857   196568 SH       SOLE                   196568
Exxon Mobil                    COM              30231G102     2498    63556 SH       SOLE                    63556
Fannie Mae                     COM              313586109      308     3875 SH       SOLE                     3875
Fifth Third Bancorp            COM              316773100      779    12703 SH       SOLE                    12703
General Electric               COM              369604103     7940   198095 SH       SOLE                   198095
Home Depot                     COM              437076102     3212    62964 SH       SOLE                    62964
Intel                          COM              458140100      374    11882 SH       SOLE                    11882
JDS Uniphase                   COM              46612J101     1780   205067 SH       SOLE                   205067
Jacobs Engineering             COM              469814107     1582    23965 SH       SOLE                    23965
Johnson & Johnson              COM              478160104     5523    93456 SH       SOLE                    93456
Kohl's                         COM              500255104      687     9750 SH       SOLE                     9750
LabCorp                        COM              50540R409     3223    39860 SH       SOLE                    39860
Liberty Media                  COM              530718105      369    26360 SH       SOLE                    26360
Liberty Media 'B'              COM              001957307      229    15060 SH       SOLE                    15060
Linear Technology              COM              535678106     6334   162246 SH       SOLE                   162246
Lowe's                         COM              548661107      404     8700 SH       SOLE                     8700
MBNA                           COM              55262L100     8543   242694 SH       SOLE                   242694
Mack Cali                      COM              554489104      489    15750 SH       SOLE                    15750
Maxim Integrated               COM              57772K101     2789    53120 SH       SOLE                    53120
McCormick & Co Vtg             COM              579780107      417     9779 SH       SOLE                     9779
McDonald's                     COM              580135101      220     8296 SH       SOLE                     8296
Medtronic                      COM              585055106     6220   121467 SH       SOLE                   121467
Merck                          COM              589331107     2309    39261 SH       SOLE                    39261
Microsoft                      COM              594918104     8504   128359 SH       SOLE                   128359
Northrop Grumman               COM              666807102      555     5505 SH       SOLE                     5505
Omnicom Group                  COM              681919106     8964   100330 SH       SOLE                   100330
Oracle                         COM              68389X105      236    17085 SH       SOLE                    17085
Paychex                        COM              704326107     1515    43470 SH       SOLE                    43470
PepsiCo                        COM              713448108      671    13777 SH       SOLE                    13777
Pfizer                         COM              717081103     6902   173193 SH       SOLE                   173193
Procter & Gamble               COM              742718109      280     3537 SH       SOLE                     3537
QUALCOMM                       COM              747525103     4765    94350 SH       SOLE                    94350
Raytheon                       COM              755111507      979    30150 SH       SOLE                    30150
SBC Communications             COM              78387G103      541    13820 SH       SOLE                    13820
Schering-Plough                COM              806605101     2180    60864 SH       SOLE                    60864
Sprint PCS                     COM              852061506     2314    94800 SH       SOLE                    94800
Sysco                          COM              871829107     1772    67575 SH       SOLE                    67575
VERITAS Software               COM              923436109     3902    87030 SH       SOLE                    87030
Verizon Communication          COM              92343V104      516    10863 SH       SOLE                    10863
Wal-Mart Stores                COM              931142103      542     9411 SH       SOLE                     9411
Walgreen                       COM              931422109     8236   244675 SH       SOLE                   244675
Waters                         COM              941848103     3218    83045 SH       SOLE                    83045
Wells Fargo                    COM              949746101     3492    80341 SH       SOLE                    80341
Xilinx                         COM              983919101     6785   173750 SH       SOLE                   173750
American Century 20th Ultra Fu                  025083882      206 7445.182 SH       SOLE                 7445.182
Invesco High Yield Fund                                         39 10554.420SH       SOLE                10554.420
Vanguard Index Trust 500                        922908108      970 9157.360 SH       SOLE                 9157.360
Weitz Value Portfolio Fd                        949045108      278 8111.957 SH       SOLE                 8111.957